Note 8 - Exceptional Items (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of exceptional items included in the income statement [text block]
	2021	2020	2019

Costs arising from business combinations	-	(18.2)	-
COVID-19 impacts (ii)	(134.3)	(263.2)	-
Restructuring (i)	(165.4)	(146.5)	(101.8)
State amnesty (iii)	-	-	(290.1)
Effect of application of IAS 29 (hyperinflation)	(11.1)	(9.3)	(5.3)
Stella Recall	-	(14.8)	-
Distribution agreement (iv)	(82.0)	-	-
	(392.8)	(452.0)	(397.2)